Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Unbilled revenue	$ 66,403	$ 57,983
Prepayments and other assets	23,211	21,999
Other non-current assets	40,032	35,952
Unamortised debt issuance cost	52	178
Other employee obligations	82,586	76,857
Other liabilities	11,492	7,393
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled revenue	191	905
Prepayments and other assets	18,454	15,568
Other non-current assets	26,241	26,027
Unamortised debt issuance cost	52	178
Other employee obligations	27,664	19,686
Other liabilities	$ 9,900	$ 6,360